000 A000000 09/30/2000
000 C000000 0000072760
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 NORTHEAST INVESTORS TRUST
001 B000000 811-576
001 C000000 8002256704
002 A000000 50 CONGRESS STREET
002 B000000 BOSTON
002 C000000 MA
002 D010000 02109
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
019 B000000    0
020 A000001 ASIEL & CO.
020 B000001 134933080
020 C000001     3
020 A000002 BT ALEX BROWN
020 B000002 520256630
020 C000002      53
020 A000003 SALOMON
020 B000003 133082694
020 C000003      8
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000      45
022 A000001 GRANCHESTER
022 B000001 133604093
022 C000001 1970
022 D000001  135050
022 A000002 BT ALEX BROWN
022 B000002 520256630
022 C000002 43701
022 D000002 88334
022 A000003 DLJ
022 B000003 132741729
022 C000003 10285
022 D000003 33888
022 A000004 BANK OF AMERICA
022 B000004 0
022 C000004 0
022 D000004 35272
022 A000005 SALOMON
022 B000005 133082694
022 C000005 0
022 D000005 23008
022 A000006 MERRILL LYNCH
022 B000006
022 C000006 17559
022 D000006 3269
022 A000007 LEHMAN BROTHERS
022 B000007 132518466
022 C000007 2490
022 D000007 15637
022 A000008 MORGAN STANLEY
022 B000008 132655998
022 C000008 7445
022 D000008 10625
022 A000009 SOCIETE GENERAL
022 B000009
022 C000009 0
022 D000009 16685
022 A000010 JEFFRIES & CO.
022 B000010
022 C000010 0
022 D000010 15181
023 C000000 78943
023 D000000 599329
025 D000001 0
025 D000002 0
025 D000003 0
025 D000004 0
025 D000005 0
025 D000006 0
025 D000007 0
025 D000008 0
027  000000 Y
028 A010000 36931
028 A020000 0
028 A030000 0
028 A040000    108980
028 B010000    50074
028 B020000    25554
028 B030000    0
028 B040000    109172
028 C010000    73494
028 C020000    0
028 C030000    0
028 C040000    58435
028 D010000    90082
028 D020000    0
028 D030000    0
028 D040000    40620
028 E010000    69032
028 E020000    27514
028 E030000    0
028 E040000    89151
028 F010000    41698
028 F020000    0
028 F030000    0
028 F040000    115566
028 G010000    361311
028 G020000    53068
028 G030000    0
028 G040000    521924
028 H000000    0
030 A000000    0
030 B000000    0.00
030 C000000    0.00
031 A000000    0
031 B000000    0
032  000000    0
033  000000    0
035  000000    0
036 B000000    0
038  000000    0
042 A000000    0
042 B000000    0
042 C000000    0
042 D000000    0
042 E000000    0
042 F000000    0
042 G000000    0
042 H000000    0
043  000000    0
044  000000    0
048  000000    0.000
048 A010000    0
048 A020000    0.000
048 B010000    0
048 B020000    0.000
048 C010000    0
048 C020000    0.000
048 D010000    0
048 D020000    0.000
048 E010000    0
048 E020000    0.000
048 F010000    0
048 F020000    0.000
048 G010000    0
048 G020000    0.000
048 H010000    0
048 H020000    0.000
048 I010000    0
048 I020000    0.000
048 J010000    0
048 J020000    0.000
048 K010000    0
048 K020000    0.000
061  000000    0
062 A000000    Y
062 B000000    0.0
062 C000000    0.0
062 D000000    0.0
062 E000000    0.0
062 F000000    0.0
062 G000000    0.0
062 H000000    0.0
062 I000000    0.0
062 J000000    0.0
062 K000000    0.0
062 L000000    0.0
062 M000000    0.0
062 N000000    0.0
062 O000000    0.0
062 P000000    80.6
062 Q000000    7.3
062 R000000    12.1
063 A000000    0
063 B000000    6.69
066 A000000    N
067  000000    N
068 A000000    N
068 B000000    N
069  000000    N
071 A000000 67506
071 B000000 599257
071 C000000 1775349
071 D000000 3.8
072 A000000 12
072 B000000 193992
072 C000000 5656
072 D000000 0
072 E000000 774
072 F000000 7886
072 G000000 0
072 H000000 942
072 I000000 0
072 J000000 40
072 K000000 250
072 L000000 0
072 M000000 0
072 N000000 21
072 O000000 255
072 P000000 10105
072 Q000000 0
072 R000000 89
072 S000000 219
072 T000000 0
072 U000000 0
072 V000000 0
072 W000000 367
072 X000000 20174
072 Y000000 0
072 Z000000 180248
072AA000000 0
072BB000000 4100
072CC010000 0
072CC020000 160650
072DD010000 198113
072DD020000 0
072EE000000 0
073 A010000 1.1150
073 A020000 0.0000
073 B000000 0.0000
073 C000000 0.0000
074 A000000 0
074 B000000 0
074 C000000 0
074 D000000 1332617
074 E000000 23764
074 F000000 153526
074 G000000 0
074 H000000 0
074 I000000 6510
074 J000000 0
074 K000000 0
074 L000000 46260
074 M000000 0
074 N000000 1562676
074 O000000 0
074 P000000 0
074 Q000000 0
074 R010000 0
074 R020000 0
074 R030000 0
074 R040000 132084
074 S000000 0
074 T000000 1430592
074 U010000 157649
074 U020000 0
074 V010000 9.08
074 V020000 0.00
074 W000000 0.0000
074 X000000 32850
074 Y000000 0
075 A000000 0
075 B000000 1826649
076  000000 0.00
077 A000000 N
080 A000000 CHUBB & SON
080 C000000 10000
081 A000000 N
081 B000000 0
082 A000000 Y
082 B000000 25
083 A000000 N
083 B000000 0
084 A000000 N
084 B000000 0
085 A000000 N
086 A010000 0
086 A020000 0
086 B010000 0
086 B020000 0
086 C010000 0
086 C020000 0
086 D010000 0
086 D020000 0
086 E010000 0
086 E020000 0
086 F010000 0
086 F020000 0
SIGNATURE   MATTHEW FRATOLILLO
TITLE       SUPERVISOR

                        Report of Independent Accountants

To the Board of Trustees and Shareholders of Northeast Investors Trust

In planning and performing our audit of the financial statements of Northeast Investors Trust (the "Trust") for the year ended September 30, 2000, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of the Trust is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with accounting principles generally accepted in the United States of America. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that controls may become inadequate because of changes in conditions or that the effectiveness of their design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of September 30, 2000.

This report is intended solely for the information and use of the Board of Trustees, management of the Trust, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

PricewaterhouseCoopers LLP
November 10, 2000